UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21177

Name of Fund: BlackRock California Insured Municipal Income Trust (BCK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock California Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
California - 154.8%	$6,500	Benicia, California, Unified School District, GO, Series B, 5.45% due 8/01/2023 (e)(h)	$3,148
	2,385	California Educational Facilities Authority Revenue Bonds (Scripps College), 5% due 8/01/2031 (e)	2,531
	4,500	California Infrastructure and Economic Development Bank Revenue Bonds (Rand Corporation),
		Series A, 5.25% due 4/01/2012 (a)(f)	4,859
	6,500	California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.25% due 5/01/2012 (f)	7,085
	5,000	California State Public Works Board, Lease Revenue Bonds (Department of General Services -
		Capitol East End Complex), Series A, 5% due 12/01/2027 (a)	5,167
	1,000	California State University, Systemwide Revenue Refunding Bonds, Series C, 5% due 11/01/2038 (e)	1,040
	4,000	California State, Various Purpose, GO, Refunding, 5% due 6/01/2031 (a)	4,121
	3,055	Ceres, California, Unified School District, GO (Election of 2001), Series B, 5.907% due 8/01/2030 (b)(h)	871
	3,180	Ceres, California, Unified School District, GO (Election of 2001), Series B, 5.915% due 8/01/2031 (b)(h)	855
	3,300	Ceres, California, Unified School District, GO (Election of 2001), Series B, 5.919% due 8/01/2032 (b)(h)	835
	3,440	Ceres, California, Unified School District, GO (Election of 2001), Series B, 5.924% due 8/01/2033 (b)(h)	821
	3,575	Ceres, California, Unified School District, GO (Election of 2001), Series B, 5.894% due 8/01/2034 (b)(h)	812
	3,275	Ceres, California, Unified School District, GO (Election of 2001), Series B, 5.896% due 8/01/2035 (b)(h)	701
	2,600	Kaweah Delta Health Care District, California, Revenue Refunding Bonds, 6% due 8/01/2012 (f)	2,945
	2,000	Long Beach, California, Unified School District, GO, Series D, 5% due 8/01/2031 (c)	2,059
	5,000	Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds, Series A, 5% due 7/01/2043 (b)	5,108
	5,000	Los Angeles, California, Department of Water and Power, Waterworks Revenue Refunding
		Bonds, Series A, 5.125% due 7/01/2041 (b)	5,111
	3,000	Los Angeles, California, Unified School District, GO (Election of 1997), Series E, 5.125% due 7/01/2012 (e)(f)	3,236
	6,025	Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 5% due 6/01/2032 (b)	6,198
	5,000	Los Angeles, California, Wastewater System Revenue Refunding Bonds, Sub-Series A, 5% due 6/01/2027 (e)	5,190
	3,000	Napa, California, Water Revenue Bonds, 5% due 5/01/2035 (a)	3,142
	5,000	Northern California Power Agency, Public Power Revenue Refunding Bonds (Hydroelectric
		Project Number One), Series A, 5% due 7/01/2028 (e)	5,077
	1,715	Placentia-Yorba Linda, California, Unified School District, COP, 5% due 10/01/2030 (b)	1,762
	1,235	Rio, California, Elementary School District, GO, Refunding, 5% due 8/01/2029 (a)	1,298
	5,000	Riverside, California, Unified School District, GO (Election of 2001), Series A, 5% due 2/01/2027 (b)	5,175
	2,125	Sacramento, California, Area Flood Control Agency, Special Assessment Refunding Bonds
		(Consolidated Capital Assessment District), Series A, 5% due 10/01/2032 (b)	2,232
	4,805	San Diego, California, Redevelopment Agency, Subordinate Tax Allocation Refunding Bonds
		(Center City Redevelopment Project), Series A, 5% due 9/01/2028 (e)	4,915
	5,295	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP,
		Series A, 5% due 5/01/2032 (e)	5,431

Portfolio Abbreviations
To simplify the listings of BlackRock California Insured Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of
many of the securities according to the list at right.	COP	Certificates of Participation
	GO	General Obligation Bonds

BlackRock California Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$4,000	San Diego State University Foundation, California, Auxiliary Organization Revenue Refunding Bonds,
	Series A, 5% due 3/01/2037 (e)	$4,112
20,000	San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds,
	Series A, 5.45% due 1/15/2031 (e)(h)	6,283
6,000	San Jose, California, Financing Authority, Lease Revenue Refunding Bonds (Civic Center Project),
	Series B, 5% due 6/01/2037 (a)	6,141
11,125	Santa Rosa, California, Wastewater Revenue Refunding Bonds, Series B, 5.46% due 9/01/2027 (a)(h)	4,301
3,000	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District
	Number 97-1), Series A, 5% due 9/01/2038 (c)	3,049
2,500	Vista, California, COP (Community Projects), 5% due 5/01/2037 (e)	2,532
4,000	Westlands, California, Water District, COP, 5% due 9/01/2034 (e)	4,080
	Total Municipal Bonds (Cost - $117,139) - 154.8%	122,223
Shares
Held	Short-Term Securities
4,552	CMA California Municipal Money Fund, 3.07% (d)(g)	4,552
	Total Short-Term Securities (Cost - $4,552) - 5.8%	4,552
	Total Investments (Cost - $121,691*) - 160.6%	126,775
	Liabilities in Excess of Other Assets - (1.6%)	(1,283)
	Preferred Shares, at Redemption Value - (59.0%)	(46,538)
	Net Assets Applicable to Common Shares - 100.0%	$78,954

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,691
Gross unrealized appreciation	$5,084
Gross unrealized depreciation	–
Net unrealized appreciation	$5,084

(a)	AMBAC Insured.
(b)	FGIC Insured.
(c)	FSA Insured.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA California Municipal Money Fund	3,109	$23
(e)	MBIA Insured.
(f)	Prerefunded.
(g)	Represents the current yield as of November 30, 2007.
(h)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

BlackRock California Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

Forward interest rate swaps outstanding as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.624% and receive a floating rate based on 1-week
(SIFMA) Municipal Swap Index rate
Broker, Citibank N.A.
Expires December 2017	$3,000	$(68,853)

Item 2 – Controls and Procedures

2(a)–     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b)–     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock California Insured Municipal Income Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock California Insured Municipal Income Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock California Insured Municipal Income Trust

Date: January 16, 2008